INVENTORIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Component of inventories
Raw materials	$ 69,340,896	$ 27,629,870
Work in progress	41,547,820	16,294,428
Finished goods	207,614,743	205,854,431
Total	318,503,459	249,778,729
Inventory written down	$ 39,555,386	$ 22,242,087	$ 10,195,272